Commitments and Contingencies (Details) - USD ($) $ in Thousands					9 Months Ended
	Aug. 23, 2017	Jul. 27, 2017	Jul. 18, 2017	May 17, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Future minimum payments under non-cancelable operating leases:
2017 (remainder of)					$ 67
2018					336
2019					316
2020					268
2021 and thereafter					5,915
Total minimum lease payments					6,902
Solaris LLC
Future minimum payments under non-cancelable operating leases:
2018						$ 29
2019						29
2020						12
Total minimum lease payments						118
Other Commitments
Other commitments						$ 835	$ 1,259
Solaris LLC | Raw material purchases
Other Commitments
Other commitments					7,000
Solaris Energy Management LLC
Future minimum payments under non-cancelable operating leases:
Total minimum lease payments					2,800
Kingfisher Facility
Future minimum payments under non-cancelable operating leases:
Total minimum lease payments					$ 6,200
Lease term					30 years
Other Commitments
Other commitments					$ 1,900
Estimated aggregate commitment					$ 40,000
Kingfisher Facility | Solaris Logistics, LLC | Transloading services
Other Commitments
Term of contract		7 years
Restricted stock
Other Commitments
Restricted stock granted (in shares)	423,737			648,676
Restricted stock | Kingfisher Facility
Other Commitments
Restricted stock granted (in shares)			156,250		156,250